Organization (Details)	12 Months Ended
Dec. 31, 2019
China BPO Holdings Limited, ("CBPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 28, 2014
Entity Incorporation, State Country Name	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company of WFOE
Shandong Juncheng Information Technology Co., Ltd. (''WFOE'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 19, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Shandong Taiying Technology Co., Ltd. ("Taiying") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 18, 2007
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership, description	Contractual arrangements	[1]
Principal Activities	BPO service provider principally serves North China
Chongqing Central BPO Industry Co., Ltd. ("Central BPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 28, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves South China
Jiangsu Taiying Technology Co., Ltd. ("JTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 25, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider which principally serves East China
Hebei Taiying Communication BPO Co., Ltd. ("HTCC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 20, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	51.00%	[3]
Principal Activities	BPO service provider which principally serves North China
Shandong Central BPO Industry Co., Ltd. ("SCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 09, 2012
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[4]
Principal Activities	BPO service provider which principally serves North China
Shandong Taiying Technology Chongqing Branch Company ("STTCB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 22, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves South China
Jiangsu Central Information Service Co., Ltd. ("JCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 12, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Anhui Taiying Information Technology Co., Ltd. ("ATIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 26, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Jiangsu Taiying Information Service Co., Ltd. (''JTIS'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 01, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Nanjing Taiying E-Commercial Business Co., Ltd. (''NTEB'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 25, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%
Principal Activities	BPO service provider principally serves East China
Jiangxi Taiying Technology Co., Ltd. (''JXTT'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 08, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%
Principal Activities	BPO service provider principally serves Southeast China
Xinjiang Taiying Technology Co., Ltd ("XTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 20, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. (''BTTC'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 30, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves North China
Zaozhuang Shenggu E-commerce Co., Ltd. ("ZSEC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 16, 2016
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[5]
Principal Activities	E-commerce service provider for the Company
Baoding Taiying Information Technology Service Co.,Ltd("BTIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 16, 2017
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Hebei Province, China
Sichuan Taiying Technology Co., Ltd.("STTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 08, 2017
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Sichuan Province, China
Guangxi Taiying Information Technology Co., Ltd.("GTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 28, 2018
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China
Guangdong Taiying Technology Co.,Ltd("GDTT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 06, 2018
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Guangdong Province
Shandong Taiying Technology Wuhan Branch Company ("STTWB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 08, 2018
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Hubei Province
Shandong Taiying Technology Chuzhou Branch Company (“STTCZB”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 28, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	In the process of dissolution
Shandong Taiying Technology Bozhou Branch Company (“STTBB”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 18, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	In the process of dissolution
Yangzhou Taiying Information Technology Co., Ltd. (“YTIT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 08, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Jiangshu Province
Ganjiang New District Taiying Information Services Co., Ltd. (“GNDT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 25, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Jiangxi Province
Shandong Taiying Technology Hefei Branch Company (“STTHB”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 28, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Anhui Province
Shandong Taiying Technology Jiangxi Branch Company (“STTJB”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 06, 2019
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Jiangxi Province
Shandong Taiying Technology Guangdong Branch Company (“STTGB”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 22, 2020
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Guangdong Province
Tianjin Taiying Zhongbao Network Technology Co., Ltd. (“TTZN”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	May 18, 2020
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves North China
Zaozhuang Taiying Technology Co., Ltd. (“ZTTC”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 19, 2020
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Hebei Province

[1]	VIE effectively controlled by WFOE through a series of contractual agreements
[2]	Wholly-owned subsidiaries of Taiying
[3]	49% owned by Beijing Jiate Information Technology Co., Ltd.
[4]	Wholly-owned subsidiary of Central BPO
[5]	Wholly-owned subsidiary of BTTC